Share Capital	3 Months Ended
Oct. 31, 2012
Equity [Abstract]
Share Capital

NOTE 4 – SHARE CAPITAL

In February 2012, the Company increased the number of authorized shares to 500,000,000 and approved a 31.25 for 1 forward split of its common stock effective March 17, 2012, after which there were 359,375,000 shares of common stock outstanding. . All share and per share disclosures give retroactive effect to this forward split.

On March 26, 2012, Patricia G. Skarpa and Hallie Beth Skarpa entered into agreements with Toby McBride and Michael Jay Holley, officers of TO, under which they agreed to sell 28,125,000 shares of common stock to each (or an aggregate of 56,250,000 shares.

On May 4, 2012, the Company sold 400,000 newly-issued restricted shares of common stock for $50,000 ($0.125 per share).

In June and July 2012, the Company sold an aggregate of 610,415 restricted shares of common stock for $61,361.

In August 2012, the Company raised $12,000 for 120,000 restricted shares of common stock, and $100,000 for 670,000 restricted shares of common stock. As of October 31, 2012, the Company had not yet issued stock certificates to the buyers of these shares so the amount collected is included in “Liability for Issuable Common Stock” in the accompanying Consolidated Balance Sheet.

On October 29, 2012, the Company and Aldon Smith entered into a three-year endorsement contract for which Mr. Smith will receive 200,000 shares of restricted shares of common stock at the inception of the contract, 150,000 shares of restricted shares of common stock at each contract anniversary date and up to an additional 150,000 shares of restricted shares of common stock per contract year based on various performance criteria. The Company does not have the right to recover any shares of common stock issued under this contract, so the expense associated with the 200,000 shares to be issued for the first year of the contract have been expensed and included in Marketing Expense.  As of October 31, 2012, the Company had not yet issued stock certificates to Mr. Smith so the amount relating to them for the first year (based on the market value on recent trades) is included in “Liability for Issuable Common Stock” in the accompanying Consolidated Balance Sheet.

At October 31, 2012, there were 94,150,000 shares of common stock outstanding and an additional 1,600,415 shares of common stock issuable.

On November 15, 2012, the Company entered into a Senior Secured Promissory Note with an unaffiliated party under which the Company received a one-year loan with a principal balance of $100,000. The loan bears interest at 20% per annum with interest payments due quarterly. In addition, the Company issued 2,500,000 shares of restricted common stock to the lender and Messrs. Holley and McBride pledged their 56,250,000 shares of the Company’s common stock as collateral. If the Company goes into default of the provisions of the loan, it becomes convertible into the Company’s common stock at a price of $.001 per share (or up to 100 million shares). If a default occurs, the lender will have the ability of becoming the controlling shareholder of the Company.

From November 1, 2012 to December 14, 2012, the Company entered into three-year endorsement agreements with three sports figures who have agreed to endorse the Company and its products for an aggregate of 2,850,000 restricted shares of the Company’s common stock plus an additional 1,350,000 contingent restricted shares based on certain performance criteria. The Company is also negotiating an agreement with the agent who introduced the sports figures to the Company and may issue an additional 750,000 restricted shares of common stock to that agent and has letters of intent with three additional sports figures for endorsement agreements.